Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Schedule of Assumptions Used in Determining the Fair Value of the Warrants	The assumptions used in determining the fair value of the warrant issued during the year ended December 31,2023 were as follows:
December 31, 2023
Expected term in years	4.1 to 5.0 years
Risk-free interest rate	3.63% to 4.13%
Annual expected volatility	124.0% to 133.0%
Dividend yield	0.00%

Schedule of Activity Related to the Warrants	Activity related to the warrants for the twelve months ended December 31, 2023 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	105,350	$1.00
Granted during six months ended June 30, 2023	105,000	$5.00
Outstanding, December 31, 2023	210,350	$3.00
Exercisable, end of period	210,350	$3.00	4.4	$0